Business Acquisitions (Details) - Schedule of assets acquired and liabilities (Parentheticals) - Aphrodite’s Marketing, Inc. [Member]	6 Months Ended
Jun. 30, 2022 USD ($)
Business Acquisitions (Details) - Schedule of assets acquired and liabilities (Parentheticals) [Line Items]
Cash	$ 60,287
Loans payable	2,304,438
Note payable- long term	$ 150,000
Intangible assets estimated life	3 years